GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.1 - Schedule 3

GS Loan Number	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXX	XXXXX	XXXXX	XXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXX	XXXXX	XXXXX	XXXX	Compliance	No Compliance Findings	No Compliance Findings		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase